UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:            811-6342

Exact name of registrant as specified
in charter:                                    Aberdeen Global Income Fund, Inc.

Address of principal executive offices:        800 Scudders Mill Road,
                                               Plainsboro, New Jersey 08536

Name and address of agent for service:         Mr Beverly Hendry,
                                               300 S.E. 2nd Street, Suite #820,
                                               Fort Lauderdale,
                                               Florida 33301

Registrant's telephone number, including
area code:                                     609-282-4600

Date of fiscal year end:                       10/31/04

Date of reporting period:                      4/30/04

Item 1 - Reports to Stockholders

                                                        [LOGO]
                                                      ------------
                                                        Aberdeen
                                                     Global Income
                                                       Fund, Inc.

                  [GRAPHIC OMITTED]
Invests primarily in global fixed-income securities

                                                    Semi-Annual Report
                                                      April 30, 2004

Letter to Shareholders

                                                                   June 10, 2004

Dear Shareholder,

We present this Semi-Annual Report which covers the activities of Aberdeen Global Income Fund, Inc. (the "Fund") for the six months ended April 30, 2004. The Fund's principal investment objective is to provide high current income by investing primarily in fixed-income securities denominated in Commonwealth Currencies, that is, the currencies of Australia, Canada, New Zealand and the United Kingdom. As a secondary investment objective, the Fund seeks capital appreciation, but only when consistent with its principal investment objective.

High Credit Quality: 76.5% of Securities Rated or Deemed Equivalent to AA/Aa or Better

The Fund's high credit quality has been maintained. Over 76.5% of assets are rated AA/Aa or better, or are considered to be of equivalent quality by the Investment Manager. An additional 11.2% is held in A rated securities.

Distributions

Distributions to common shareholders for the 12 months ended April 30, 2004 totaled 72 cents per share. Based on the share price of $11.93 on April 30, 2004, the distribution rate over the 12 months then ended was 6.0%. Since all distributions are paid after deducting applicable withholding taxes, the effective distribution rate may be higher for those U.S. investors who are able to claim a tax credit.

On June 14, 2004 the Board of Directors declared a monthly distribution of 6 cents per share payable on July 16, 2004 to all shareholders of record as of June 30, 2004.

The Board's policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in-capital. It is the Board's intention that the monthly distribution of 6 cents per share be maintained for 12 months, beginning with the July 2004 distribution payment. This policy is subject to regular review at the Board's quarterly meetings, unless market conditions require an earlier evaluation. The next review is scheduled to take place in September 2004.


                                             Aberdeen Global Income Fund, Inc. 1

Net Asset Value Performance: 8.0% Per Annum Return Since Inception

The Fund's total return based on Net Asset Value ("NAV") was 4.3% over the six months ended April 30, 2004 and 8.0% per annum since inception, assuming the reinvestment of distributions.

Share Price Performance

The Fund's share price fell by 12.4% over the six months, from $13.62 on October 31, 2003 to $11.93 on April 30, 2004. The Fund's share price on April 30, 2004 represented a discount of 5.4% to the NAV per share of $12.61 on that date, compared with a premium of 9.6% to the NAV per share of $12.43 on October 31, 2003. At the date of this report, the share price was $11.90, representing a discount of 5.4% to the NAV per share of $12.58.

Global Debt Securities: 11.8% of Total Assets Invested in Global Debt Securities

The Fund may invest up to 35% of its total assets in Global Debt Securities. The term "Global Debt Securities" includes securities of issuers located in, or securities denominated in the currency of, countries other than Australia, Canada, New Zealand or the United Kingdom. As of April 30, 2004, 11.8% of the Fund's total assets were held in Global Debt Securities. This included 2.9% in Asian debt securities. At April 30, 2004, 1.7% of the Fund's total assets were invested in Eastern Europe, 2.7% in Latin America and 4.5% in Western Europe.

Limitations on Investments in Investment Company Securities

In March 2004, the Board of Directors approved the modification of the Fund's investment policies to provide that the Fund may invest in securities issued by investment companies registered as such under the Investment Company Act of 1940 ("1940 Act") and unregistered, private funds (each, an "acquired company"), subject to the following limitations (which are to be applied immediately after the acquisition of such securities).


2 Aberdeen Global Income Fund, Inc.

The Fund may not acquire securities issued by an acquired company:

(i) if the value of such securities exceeds 3% of the total outstanding voting stock of the acquired company;

(ii) if the aggregate value of such securities would exceed 5% of the value of the total assets of the Fund; or

(iii) if the aggregate value of such securities, together with all other acquired company securities in the Fund's portfolio, would exceed 10% of the value of the total assets of the Fund.

Results of Annual Meeting of Shareholders

At the Annual Meeting of Shareholders held on Tuesday April 20, 2004, Messrs. Martin J. Gilbert, Neville J. Miles and Warren C. Smith were elected by the holders of the Fund's common stock to serve as Class III Directors for three-year terms, expiring at the 2007 Annual Meeting of Shareholders, and Mr. John T. Sheehy and Dr. Anton E. Schrafl were elected by the holders of the Fund's preferred stock to serve as Preferred Directors for a one-year term expiring at the 2005 Annual Meeting of Shareholders, in each case, until their successors are duly elected and qualify.

Quarterly Reports to Shareholders

In an effort to reduce Fund expenses, quarterly reports to shareholders for the three-month periods ending July 31 and January 31 will no longer be printed and mailed to shareholders, but instead will be posted on the Fund's website at www.aberdeen-asset.us. Semi-annual and annual reports to shareholders will continue to be printed and mailed to shareholders.


                                             Aberdeen Global Income Fund, Inc. 3

Letter to Shareholders (concluded)

For information about the Fund, including a market review and outlook, weekly updates of share price, NAV, and details of recent distributions, contact Aberdeen Asset Management Inc. by:

o     calling toll free on 1-800-522-5465 or 1-212-968-8800 in the United
      States,

o     emailing to InvestorRelations@aberdeen-asset.com, or

o     visiting the website at www.aberdeen-asset.us.

For information about the Aberdeen group, visit the Aberdeen website at www.aberdeen-asset.com.

Yours sincerely,


/s/ Martin J. Gilbert

Martin J. Gilbert
Chairman and President

             All amounts are U.S. dollars unless otherwise stated.


4 Aberdeen Global Income Fund, Inc.

--------------------------------------------------------------------------------
Your Board's policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in-capital.

The Fund is subject to U.S. corporate, tax and securities laws. Under U.S. tax accounting rules, the amount of distributable income for each fiscal period depends on the actual exchange rates during the entire year between the U.S. dollar and the currencies in which Fund assets are denominated and on the aggregate gains and losses realized by the Fund during the entire year.

Therefore, the exact amount of distributable income for each fiscal year can only be determined as of the end of the Fund's fiscal year, October 31. However, under the U.S. Investment Company Act of 1940, the Fund is required to indicate the source of each distribution to shareholders.

The Fund estimates that distributions for the fiscal year commencing November 1, 2003, including the distribution paid on June 11, 2004, are comprised of 91% net investment income and 9% return of paid-in-capital.

This estimated distribution composition may vary from month to month because it may be materially impacted by future realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

In January 2005, a Form 1099 DIV will be sent to shareholders, which will state the amount and composition of distributions and provide information with respect to their appropriate tax treatment.
--------------------------------------------------------------------------------


                                             Aberdeen Global Income Fund, Inc. 5

Dividend Reinvestment and Cash Purchase Plan

We invite you to participate in the Fund's Dividend Reinvestment and Cash Purchase Plan ("the Plan"), which allows you to automatically reinvest your distributions in shares of the Fund's common stock at favorable commission rates. Distributions made under the Plan are taxable to the same extent as are cash distributions. The Plan also enables you to make additional cash investments in shares of at least $100 per month. Under this arrangement the Plan Agent will purchase shares for you on the stock exchange or otherwise on the open market on or about the 15th of each month. EquiServe Trust Company, N.A. is currently the Plan Agent. Effective July 26, 2004, The Bank of New York will become the Plan Agent.

As a participant in the Plan you will have the convenience of:

Automatic reinvestment -- the Plan Agent will automatically reinvest your distributions, allowing you to gradually grow your holdings in the Fund;

Lower costs -- shares purchased on your behalf under the Plan will be at reduced brokerage rates. Brokerage on share purchases is currently 2 cents per share;

Convenience -- the Plan Agent will hold your shares in non-certificated form and will provide a detailed record of your holdings at the end of each distribution period.

To request a brochure containing information on the Plan, together with an authorization form, please contact the Plan Agent:

Through July 25, 2004: EquiServe Trust Company N.A., P.O. Box 43011, Providence, RI 02490-3011 or call toll free on 1-800-426-5523.

Effective July 26, 2004: The Bank of New York, Shareholders Relation Department, P.O. Box 11258, Church Street Station, New York, NY 10286 or call toll free on 1-800-432-8224.


6 Aberdeen Global Income Fund, Inc.

Report of the Investment Manager

Share Price Performance

On April 30, 2004, the Fund's share price was $11.93, which represented a discount of 5.4% to the NAV per share of $12.61. At the date of this report, the share price was $11.90, representing a discount of 5.4% to the NAV per share of $12.58.

A line graph depicting the Net Asset Value vs Share Price. The values are from April 1992 through April 2004

                           Apr-92      Oct-92     Apr-93      Oct-93      Apr-94     Oct-94      Apr-95      Oct-95     Apr-96
Aberdeen Global
Income Fund NAV            $13.99      $13.00     $13.55      $13.42      $12.45     $12.08      $12.36      $13.13     $13.01

                           Oct-96      Apr-97     Oct-97      Apr-98      Oct-98     Apr-99      Oct-99      Apr-00     Oct-00
Aberdeen Global
Income Fund NAV            $14.32      $13.72     $13.94      $13.40      $13.07     $13.30      $12.14      $11.36     $10.20

                           Apr-01      Oct-01     Apr-02      Oct-02      Apr-03     Oct-03      Apr-04
Aberdeen Global
Income Fund NAV            $ 9.86      $ 9.99     $ 9.68      $10.46      $11.55     $12.42      $12.61

                           Apr-92      Oct-92     Apr-93      Oct-93      Apr-94     Oct-94      Apr-95      Oct-95     Apr-96
Aberdeen Global
Income Fund
Share Price                $14.75      $13.50     $13.25      $12.63      $11.38     $10.38      $10.38      $11.38     $11.00

                           Oct-96      Apr-97     Oct-97      Apr-98      Oct-98     Apr-99      Oct-99      Apr-00     Oct-00
Aberdeen Global
Income Fund
Share Price                $11.88      $11.63     $12.44      $11.19      $10.81     $10.56      $10.38      $ 9.19     $ 8.88

                           Apr-01      Oct-01     Apr-02      Oct-02      Apr-03     Oct-03      Apr-04
Aberdeen Global
Income Fund
Share Price                $ 8.84      $ 9.00     $ 8.88      $ 9.35      $10.79     $13.62      $11.93


                                             Aberdeen Global Income Fund, Inc. 7

Auction Market Preferred Stock (AMPS)

The Fund's $30 million of AMPS continued to be well bid at the weekly auctions. The average interest rate paid was 1.313% over the six months ended April 30, 2004, compared with 1.024% for 30-day U.S. commercial paper over the same period. These rates were slightly lower than for the preceding six-month period. The rates paid to preferred shareholders have increased since April 30, 2004 to a level of 1.5% as of the date of this report.

Over the past year, the impact of AMPS on the net asset value attributable to common shareholders has been positive, as the key currencies of the Fund -- the Australian dollar, British pound, New Zealand dollar and Canadian dollar -- all rose strongly against the U.S. dollar, while most Asian currencies followed a similar trend, although these currencies generally declined from their highs by the end of the period as the U.S. dollar regained some ground. The fact that U.S. interest rates have remained close to historic lows, together with the Fund's ability to lock in fixed rates for 80% of the outstanding AMPS pursuant to the interest rate swap agreement referred to on the following page, has meant that the differential between the AMPS funding rates and the yields at which the Fund invests remains positive.


8 Aberdeen Global Income Fund, Inc.

Report of the Investment Manager (concluded)

As previously reported to shareholders, the Fund entered into an interest rate swap agreement, based on an aggregate notional amount of $24,000,000, which represents 80% of the total AMPS outstanding. Under the terms of the agreement, the Fund receives a floating rate of interest (one month USD-LIBOR BBA rate) and pays fixed rates of interest for the terms and based upon the notional amounts set forth below:

================================================================================
                                                         Amount       Fixed Rate
Term                                                (in $ million)   Payable (%)
================================================================================
5 years                                                   7.2            3.54
4 years                                                   7.2            3.16
3 years                                                   4.8            2.69
2 years                                                   4.8           2.1025
--------------------------------------------------------------------------------

A significant type of risk associated with interest rate swaps is the risk that the counterparty may default or file for bankruptcy, in which case the Fund would bear the risk of loss of the amount expected to be received under the swap agreement. There can be no assurance that the Fund will have an interest rate swap in place at any given time nor can there be any assurance that, if an interest rate swap is in place, it will be successful in hedging the Fund's interest rate risk with respect to the AMPS. The implementation of this strategy is at the discretion of the AMPS Pricing Committee of the Board of Directors.


                                             Aberdeen Global Income Fund, Inc. 9

Portfolio Composition

Geographic Composition

The table below shows the geographic composition of the Fund's total investments as of April 30, 2004, compared with the previous six months and twelve months:

                  TABLE 1: ABERDEEN GLOBAL INCOME FUND, INC.--
                          GEOGRAPHIC ASSET ALLOCATION

================================================================================
                           April 30, 2004     October 31, 2003    April 30, 2003
                                  %                   %                  %
--------------------------------------------------------------------------------
Australia                        23.9               24.5               22.7
Canada                           16.9               17.1               17.3
New Zealand                      13.9               12.1               13.3
United Kingdom                   28.6               27.9               32.3
United States*                    4.9                4.5                2.3
Asia                              2.9                3.3                6.9
Eastern Europe                    1.7                1.7                1.0
Latin America                     2.7                4.3                3.4
Western Europe                    4.5                4.6                0.8
--------------------------------------------------------------------------------
Total Portfolio                 100.0              100.0              100.0
================================================================================

* It is the policy of the Investment Manager to maintain a portion of the Fund's investments in U.S. short-term securities to cover distributions and expenses.

A bar graph depicts the geographic composition of the Fund's total investments as of April 30, 2004, compared with the previous quarter and twelve months:

                                       April 30, 2004           October 31, 2003            April 30, 2003
                                            %                          %                         %
Australia                                  23.9                       24.5                      22.7
Canada                                     16.9                       17.1                      17.3
New Zealand                                13.9                       12.1                      13.3
United Kingdom                             28.6                       27.9                      32.3
United States                               4.9                        4.5                       2.3
Asia                                        2.9                        3.3                       6.9
Eastern Europe                              1.7                        1.7                       1.0
Latin America                               2.7                        4.3                       3.4
Western Europe                              4.5                        4.6                       0.8


10 Aberdeen Global Income Fund, Inc.

Currency Composition

The table below shows the currency composition of the Fund's total investments as of April 30, 2004, compared with the previous six months and twelve months:

                  TABLE 2: ABERDEEN GLOBAL INCOME FUND, INC.--
                              CURRENCY ALLOCATION

=======================================================================================
                                  April 30, 2004     October 31, 2003    April 30, 2003
                                         %                   %                  %
---------------------------------------------------------------------------------------
Australian Dollar                       23.8               24.4               22.6
Canadian Dollar                         15.7               16.8               17.2
New Zealand Dollar                      16.5               15.0               14.5
British Pound                           28.5               26.8               31.2
United States Dollar*                   11.4               12.9               10.6
Asian Currencies                         1.7                1.7                3.9
Western European Currencies              2.4                2.4                --
---------------------------------------------------------------------------------------
Total Portfolio                        100.0              100.0              100.0
=======================================================================================

*     Includes Yankee bond investments.

Maturity Composition

As of April 30, 2004, the average maturity of the Fund's assets was 7.8 years, compared with 7.2 years on October 31, 2003. The table below shows the maturity composition of the Fund's investments as of April 30, 2004:

                  TABLE 3: ABERDEEN GLOBAL INCOME FUND, INC.--
                               MATURITY ANALYSIS

==================================================================================================
                            Less than 1 year     1 to 5 years     5 to 10 years      Over 10 years
                                    %                  %                %                 %
--------------------------------------------------------------------------------------------------
Australia                            --              46.2             50.9                2.9
Canada                             12.1              33.1             27.4               27.4
New Zealand                        25.3              39.9             27.5                7.3
United Kingdom                     23.4              27.4             10.9               38.3
United States                      68.9               6.4             24.7                 --
Asia                                 --              53.0             45.7                1.3
Eastern Europe                       --               100               --                 --
Latin America                        --                --              9.5               90.5
Western Europe                       --              58.5             41.5                 --
--------------------------------------------------------------------------------------------------
Total Portfolio                    16.1              35.7             27.5               20.7
==================================================================================================


                                            Aberdeen Global Income Fund, Inc. 11

Sectoral Composition

The table below shows the sectoral composition of the Fund's total investments as of April 30, 2004:

                  TABLE 4: ABERDEEN GLOBAL INCOME FUND, INC.--
                              SECTORAL COMPOSITION

=================================================================================================
                              Sovereign    Provincial/    Utilities/
                               Gov't.         State      Supranational   Corporate       Cash or
                                Bonds         Bonds          Bonds         Bonds       Equivalent
                                  %             %              %             %              %
-------------------------------------------------------------------------------------------------
Australia                       4.9           11.2           1.9            2.5           3.4
Canada                          7.2            8.9            --             --           0.8
New Zealand                     3.2             --           2.8            6.5           1.4
United Kingdom                 17.6             --           2.0            2.4           6.6
United States                    --             --            --            1.4           3.5
Asia                            1.7             --           1.2             --            --
Eastern Europe                  0.7             --           1.0             --            --
Latin America                   2.7             --            --             --            --
Western Europe                   --             --            --            4.5            --
-------------------------------------------------------------------------------------------------
Total Portfolio                38.0           20.1           8.9           17.3          15.7
=================================================================================================

A bar graph depicts the sectoral composition of the Fund's total investments as of April 30, 2004:

                             Sovereign          Provincial/         Utilities/
                              Gov't.              State            Supranational      Corporate       Cash or
                               Bonds              Bonds                Bonds            Bonds        Equivalent
                                 %                  %                    %                %              %
Australia                        4.9               11.2                 1.9              2.5             3.4
Canada                           7.2                8.9                  --               --             0.8
New Zealand                      3.2                 --                 2.8              6.5             1.4
United Kingdom                  17.6                 --                 2.0              2.4             6.6
United States                     --                 --                  --              1.4             3.5
Asia                             1.7                 --                 1.2               --              --
Eastern Europe                   0.7                 --                 1.0               --              --
Latin America                    2.7                 --                  --               --              --
Western Europe                    --                 --                  --              4.5              --


12 Aberdeen Global Income Fund, Inc.

Portfolio Composition (concluded)

Quality of Investments

As of April 30, 2004, 76.5% of the Fund's assets were invested in securities where either the issue or the issuer was rated at least "AA" by Standard & Poor's Corporation or "Aa" by Moody's Investors Service, Inc. or, if unrated, were judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Fund's portfolio as of April 30, 2004:

                  TABLE 5: ABERDEEN GLOBAL INCOME FUND, INC.--
                                 ASSET QUALITY

============================================================================================
                        AAA/Aaa       AA/Aa         A        BBB/Baa      BB/Ba*        B*
                           %            %           %           %            %           %
--------------------------------------------------------------------------------------------
Australia                99.3           --         0.7           --          --           --
Canada                   44.9         32.1        23.0           --          --           --
New Zealand              59.8         14.7        15.7          9.8          --           --
United Kingdom           84.6          2.5        12.2           --         0.7           --
United States            71.7           --          --         11.8        16.5           --
Asia                      0.2           --        42.9         14.5        42.4           --
Eastern Europe             --           --          --           --        57.9         42.1
Latin America              --           --          --         26.2          --         73.8
Western Europe             --           --          --           --        71.4         28.6
--------------------------------------------------------------------------------------------
Total Portfolio          68.1          8.4        11.2          3.2         5.2          3.9
============================================================================================

*     Below investment grade.


                                            Aberdeen Global Income Fund, Inc. 13

Summary of Key Rates

The following table summarizes the movements of key interest rates and currencies over the last six and twelve month periods.

================================================================================================
                                         April 30, 2004      October 31, 2003     April 30, 2003
------------------------------------------------------------------------------------------------
Australia
90 day bank bills                             5.58%                5.03%               4.81%
10 year bonds                                 5.95%                5.76%               5.28%
Australian Dollar                            $ 0.72               $ 0.71              $ 0.63

Canada
90 day bank bills                             1.94%                2.67%               3.25%
10 year bonds                                 4.63%                4.85%               4.91%
Canadian Dollar                              $ 0.73               $ 0.76              $ 0.70

New Zealand
90 day bank bills                             5.78%                5.23%               5.52%
10 year bonds                                 6.22%                6.17%               5.90%
New Zealand Dollar                           $ 0.63               $ 0.61              $ 0.56

United Kingdom
90 day bank bills                             4.34%                3.84%               3.53%
10 year bonds                                 4.99%                5.01%               4.35%
British Pound                                $ 1.77               $ 1.70              $ 1.60

South Korea
90 day T-Bills                                3.82%                3.96%               4.36%
10 year bonds                                 5.18%                5.10%               4.92%
South Korean Won*                        W--1173.35           W--1183.50          W--1215.00

Thailand
90 day deposits                               1.00%                1.00%               1.50%
10 year bonds                                 4.90%                4.22%               3.42%
Thai Baht*                                 B--40.01             B--41.98            B--42.87

Philippines
90 day T-Bills                                7.18%                6.00%               7.66%
10 year bonds                                11.67%               10.99%              12.55%
Philippines Peso*                          P--56.00             P--55.32            P--52.48

Malaysia
90 day T-Bills                                2.58%                2.73%               2.79%
10 year bonds                                 5.10%                4.43%               3.68%
Malaysian Ringgit*                          R--3.80              R--3.80             R--3.80

Singapore
90 day T-Bills                               0.65%                0.76%               0.55%
10 year bonds                                 3.26%                3.95%               2.10%
Singapore Dollar*                            S$1.70               S$1.74              S$1.78

US$ Yankee Bonds**
South Korea                                   4.13%                3.86%               3.86%
Malaysia                                      4.52%                4.15%               4.13%
Philippines                                   6.30%                6.49%               7.06%
================================================================================================

* These currencies are quoted Asian currency per U.S. dollar. The Australian, Canadian and New Zealand dollars and the British pound are quoted U.S. dollars per currency.
**    Sovereign issues.

Aberdeen Asset Management Asia Limited
June 2004


14 Aberdeen Global Income Fund, Inc.

Portfolio of Investments

As of April 30, 2004 (unaudited)

Principal
Amount
Local
Currency (a)                                                     Moody's        S&P        Value
(000)                     Description                            Rating        Rating      (US$)
---------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--104.5%
AUSTRALIA--25.5%
Government Bonds--6.2%
A$
         Commonwealth of Australia,
1,750    10.00%, 10/15/07 .......................................  NR           AAA    $  1,433,891
2,000    8.75%, 8/15/08 .........................................  Aaa          AAA       1,608,087
1,750    7.50%, 9/15/09 .........................................  Aaa          AAA       1,361,426
  750    5.75%, 6/15/11 .........................................  Aaa          AAA         536,641
1,100    6.50%, 5/15/13 .........................................  Aaa          NR          823,449
         Federal National Mortgage Association, Series EMTN,
2,000    6.375%, 8/15/07 (USA) ..................................  Aaa          NR        1,464,078
                                                                                       ------------
         Total Australian government bonds
         (cost US$6,180,100) ....................................                         7,227,572
                                                                                       ------------
Semi-Government Bonds--13.9%
New South Wales--3.2%
         New South Wales Treasury Corporation,
4,700    7.00%, 12/01/10 ........................................  NR           AAA       3,527,887
  300    6.00%, 05/01/12 ........................................  NR           AAA         211,830
                                                                                       ------------
                                                                                          3,739,717
                                                                                       ------------
Queensland--4.3%
         Queensland Treasury Corporation,
1,000    8.00%, 9/14/07 (Global) ................................  Aaa          AAA         770,098
2,000    6.00%, 6/14/11 .........................................  Aaa          AAA       1,416,946
2,700    6.00%, 8/14/13 .........................................  Aaa          AAA       1,949,940
1,250    6.00%, 6/14/21 .........................................  NR           AAA         865,346
                                                                                       ------------
                                                                                          5,002,330
                                                                                       ------------
Victoria--1.7%
         Treasury Corporation of Victoria,
1,000    9.00%, 6/27/05 .........................................  Aaa          AAA         746,971
1,500    10.25%, 11/15/06 .......................................  NR           AAA       1,193,128
                                                                                       ------------
                                                                                          1,940,099
                                                                                       ------------
Western Australia--4.7%
         Western Australia Treasury Corporation,
4,500    8.00%, 10/15/07 ........................................  Aaa          AAA       3,445,810
2,650    8.00%, 6/15/13 .........................................  Aaa          AAA       2,135,714
                                                                                       ------------
                                                                                          5,581,524
                                                                                       ------------
         Total Australian semi-government bonds
         (cost US$14,406,066) ...................................                        16,263,670
                                                                                       ------------


                                            Aberdeen Global Income Fund, Inc. 15

As of April 30, 2004 (unaudited)

Principal
Amount
Local
Currency (a)                                                     Moody's        S&P        Value
(000)                     Description                            Rating        Rating      (US$)
---------------------------------------------------------------------------------------------------
AUSTRALIA (concluded)
Supranational--2.4%
A$
         Eurofima,
3,500    9.875%, 1/17/07 ........................................  Aaa          AAA    $  2,777,323
                                                                                       ------------
         Total Australian dollar supranational bonds
         (cost US$1,987,947) ....................................                         2,777,323
                                                                                       ------------
Corporate Non-Banks--3.0%
         Brisbane Airport Corporation, Ltd.,
4,000    7.30%, 6/30/10 .........................................  Aaa          AAA       2,991,075
         GE Capital Australia,
  600    6.75%, 9/15/07 .........................................  Aaa          AAA         440,685
         GPT Management Ltd.,
  200    6.50%, 8/22/13 .........................................  NR           A+          138,781
                                                                                       ------------
         Total Australian corporate non-bank bonds
         (cost US$2,615,317) ....................................                         3,570,541
                                                                                       ------------
         Total Australian long-term investments
         (cost US$25,189,430) ...................................                        29,839,106
                                                                                       ------------
CANADA--18.4%
Government Bonds--8.4%
C$
         Canadian Government,
2,500    7.25%, 6/01/07 .........................................  NR           AAA       2,031,158
3,000    10.25%, 3/15/14 ........................................  Aaa          AAA       3,148,838
2,000    8.00%, 6/01/23 .........................................  Aaa          AAA       1,951,718
2,000    9.00%, 6/01/25 .........................................  NR           AAA       2,150,300
         Canada (Cayman),
  750    7.25%, 6/01/08 .........................................  Aaa          NR          605,145
                                                                                       ------------
         Total Canadian government bonds
         (cost US$8,796,860) ....................................                         9,887,159
                                                                                       ------------
Semi-Government Bonds--9.3%
British Columbia--1.6%
         Province of British Columbia,
2,000    9.50%, 1/09/12 .........................................  Aa2          AA-       1,911,812
                                                                                       ------------
Manitoba--2.4%
         Province of Manitoba Series EMTN,
3,500    7.00%, 5/21/07 .........................................  Aa2          AA-       2,783,050
                                                                                       ------------
New Brunswick--1.5%
         Province of New Brunswick,
2,000    7.75%, 1/13/14 .........................................  A1           AA-       1,740,497
                                                                                       ------------
Ontario--0.4%
         Ontario Hydro,
  500    8.50%, 5/26/25 .........................................  Aa2          AA          493,543
                                                                                       ------------


16 Aberdeen Global Income Fund, Inc.

As of April 30, 2004 (unaudited)

Principal
Amount
Local
Currency (a)                                                     Moody's        S&P        Value
(000)                     Description                            Rating        Rating      (US$)
---------------------------------------------------------------------------------------------------
CANADA (concluded)
Semi-Government Bonds (concluded)
Quebec--3.4%
C$
         Quebec Hydro,
1,500    7.00%, 6/01/04 .........................................  A1           A+      $ 1,094,605
1,000    2.362%, 1/28/05 (b) ....................................  A1           A+          727,650
2,000    9.625%, 7/15/22 ........................................  A1           A+        2,137,270
                                                                                       ------------
                                                                                          3,959,525
                                                                                       ------------
         Total Canadian semi-government bonds
         (cost US$10,271,297) ...................................                        10,888,427
                                                                                       ------------
Banking and Finance--0.7%
         Credit Local de France,
1,000    6.75%, 3/21/06 (France) ................................  Aa2          AA          775,202
                                                                                       ------------
         Total Canadian banking and finance bonds
         (cost US$718,787) ......................................                           775,202
                                                                                       ------------
         Total Canadian long-term investments
         (cost US$19,786,944) ...................................                        21,550,788
                                                                                       ------------
EUROPEAN UNION--2.9%
Germany--0.7%
Corporate Non-Banks--0.7%
EUR
         Kronos International Inc.,
  310    8.875%, 6/30/09 ........................................  B2           BB-         397,626
         Messer Griesheim Holdings AG,
  310    10.375%, 6/01/11 .......................................  B1           B+          443,613
                                                                                       ------------
                                                                                            841,239
                                                                                       ------------
France--0.2%
Corporate Non-Bank--0.2%
         Remy Cointreau SA,
  150    6.50%, 7/01/10 .........................................  Ba2          BB          184,308
                                                                                       ------------
Ireland--0.3%
Corporate Non-Bank--0.3%
         Valentia Telecommunications LTD,
  300    7.25%, 8/15/13 .........................................  Ba3          BB-         384,799
                                                                                       ------------
Luxembourg--0.3%
Corporate Non-Banks--0.3%
         Rhiag SA,
  310    10.75%, 6/05/07 ........................................  B2           B+          388,335
                                                                                       ------------


                                            Aberdeen Global Income Fund, Inc. 17

As of April 30, 2004 (unaudited)

Principal
Amount
Local
Currency (a)                                                     Moody's        S&P        Value
(000)                     Description                            Rating        Rating      (US$)
---------------------------------------------------------------------------------------------------
EUROPEAN UNION (concluded)
Netherlands--0.4%
EUR
Corporate Non-Bank--0.4%
         Carmeuse Lime BV,
  300    10.75%, 7/15/12 ........................................  Ba3          B+     $    409,973
                                                                                       ------------
United States--1.0%
Corporate Non-Banks--1.0%
         Dana Corporation,
  300    9.00%, 8/15/11 .........................................  Ba3          BB          424,358
         Lear Corporation
  310    8.125%, 4/01/08 ........................................  Baa3         BBB-        421,780
         TRW Automotive Inc.,
  268    10.125%, 2/15/13 .......................................  B1           BB-         366,242
                                                                                       ------------
                                                                                          1,212,380
                                                                                       ------------
         Total European Union long-term investments
         (cost US$3,096,100) ....................................                         3,421,034
                                                                                       ------------
NEW ZEALAND--18.9%
Government Bonds--4.6%
NZ$
         Canadian Government,
1,000    6.625%, 10/03/07 (Canada) ..............................  Aaa          AAA         635,440
         New Zealand Government,
5,000    6.50%, 4/15/13 .........................................  Aaa          AAA       3,190,069
2,500    6.00%, 4/15/15 .........................................  Aaa          AAA       1,534,223
                                                                                       ------------
         Total New Zealand government bonds
         (cost US$4,596,750) ....................................                         5,359,732
                                                                                       ------------
Semi-Government Bonds--1.1%
NZ$
         Province of Ontario,
2,000    5.75%, 3/03/08 (Canada) ................................  Aa2          AA        1,226,850
                                                                                       ------------
         Total New Zealand semi-government bonds
         (cost US$1,110,069) ....................................                         1,226,850
                                                                                       ------------


18 Aberdeen Global Income Fund, Inc.

As of April 30, 2004 (unaudited)

Principal
Amount
Local
Currency (a)                                                     Moody's        S&P        Value
(000)                     Description                            Rating        Rating      (US$)
---------------------------------------------------------------------------------------------------
NEW ZEALAND (concluded)
Banking and Finance--9.0%
NZ$
         Bayerische Hypo- und Vereinsbank AG,
2,000    7.00%, 9/14/05 (Germany) ...............................  A3           A-      $ 1,246,335
         Commerzbank AG,
3,500    8.00%, 2/07/05 (Germany) ...............................  A2           A-        2,215,050
         Dexia Municipal Agency
3,000    7.00%, 11/26/07 (France) ...............................  Aaa          AAA       1,942,853
         GMAC INTL Finance BV,
3,500    8.00%, 3/14/07 (Netherlands) ...........................  A3           BBB       2,200,984
         Landesbank Baden-Wuerttemberg,
4,200    5.25%, 1/06/05 (Germany) ...............................  Aaa          AAA       2,614,296
         Transpower Finance Ltd.,
  500    8.00%, 6/15/05 .........................................  Aa2          AA          318,994
                                                                                       ------------
         Total New Zealand banking and finance bonds
         (cost US$7,827,810) ....................................                        10,538,512
                                                                                       ------------
Corporate Non-Banks--0.8%
         Housing New Zealand,
1,500    8.00%, 11/15/06 ........................................  Aaa          AA-         980,061
                                                                                       ------------
         Total New Zealand corporate non-bank bonds
         (cost US$744,008) ......................................                           980,061
                                                                                       ------------
Supranational--3.4%
         European Investment Bank,
2,300    7.00%, 12/17/07 ........................................  Aaa          AAA       1,485,193
         International Finance Corp,
4,000    6.75%, 7/15/09 .........................................  Aaa          AAA       2,543,783
                                                                                       ------------
         Total New Zealand dollar denominated supranational bonds
         (cost US$3,536,845) ....................................                         4,028,976
                                                                                       ------------
         Total New Zealand long-term investments
         (cost US$17,815,482) ...................................                        22,134,131
                                                                                       ------------
PHILIPPINES--0.1%
Government Bonds--0.1%
PHP
         Philippine Government,
7,000    16.50%, 2/25/09 ........................................  Ba2          BBB         150,984
                                                                                       ------------
         Total Philippine long-term investments
         (cost US$198,802) ......................................                           150,984
                                                                                       ------------


                                            Aberdeen Global Income Fund, Inc. 19

As of April 30, 2004 (unaudited)

Principal
Amount
Local
Currency (a)                                                     Moody's        S&P        Value
(000)                     Description                            Rating        Rating      (US$)
---------------------------------------------------------------------------------------------------
SOUTH KOREA--1.6%
Government Bonds--1.6%
US$
         EMBARC Ltd. Linked Note Series 1-14,
2,100    4.79%, 10/11/07 (b)(c) .................................  NR           NR     $  1,856,148
                                                                                       ------------
         Total Korean long-term investments
         (cost US$1,875,421) ....................................                         1,856,148
                                                                                       ------------
THAILAND--0.4%
Government Bonds--0.4%
THB
         Thailand Government,
9,500    8.00%, 12/08/06 ........................................  Baa1         NR          274,745
4,000    5.375%, 11/30/11 .......................................  Baa1         NR          106,211
3,500    4.125%, 11/01/12 .......................................  Baa1         NR           83,951
                                                                                       ------------
         Total Thailand long-term investments
         (cost US$426,337) ......................................                           464,907
                                                                                       ------------
UNITED KINGDOM--27.0%
Government Bonds--21.8%
(pound)
         United Kingdom Treasury,
  500    5.00%, 6/07/04 .........................................  Aaa          AAA         887,119
1,250    8.50%, 12/07/05 ........................................  Aaa          AAA       2,350,223
1,100    7.50%, 12/07/06 ........................................  Aaa          AAA       2,082,163
  500    5.75%, 12/07/09 ........................................  Aaa          AAA         923,561
1,500    8.00%, 9/27/13 .........................................  Aaa          AAA       3,259,244
  600    8.00%, 12/07/15 ........................................  Aaa          AAA       1,346,880
3,000    8.00%, 6/07/21 .........................................  Aaa          AAA       7,190,516
2,350    6.00%, 12/07/28 ........................................  NR           AAA       4,842,008
         Republic of Finland,
1,250    10.125%, 6/22/08 .......................................  Aaa          AAA       2,600,609
                                                                                       ------------
         Total United Kingdom government bonds
         (cost US$22,398,326) ...................................                        25,482,323
                                                                                       ------------
Utilities--2.4%
         British Gas PLC,
1,400    8.875%, 7/08/08 ........................................  A2           A         2,795,511
                                                                                       ------------
         Total United Kingdom utility bonds
         (cost US$2,171,503) ....................................                         2,795,511
                                                                                       ------------


20 Aberdeen Global Income Fund, Inc.

As of April 30, 2004 (unaudited)

Principal
Amount
Local
Currency (a)                                                     Moody's        S&P        Value
(000)                     Description                            Rating        Rating      (US$)
---------------------------------------------------------------------------------------------------
UNITED KINGDOM (concluded)
Banking and Finance--2.6%
(pound)
         Barclays Bank PLC,
1,000    9.875%, 5/29/49 ........................................  Aa2          A+     $  2,042,202
         Prudential Finance B.V.,
  500    9.375%, 6/04/07 ........................................  NR           AA-         984,590
                                                                                       ------------
         Total United Kingdom banking and finance bonds
         (cost US$2,358,104) ....................................                         3,026,792
                                                                                       ------------
Corporate Non-Banks--0.2%
         Big Food Group PLC,
  150    9.75%, 6/30/12 .........................................  B1           B+          277,308
                                                                                       ------------
         Total United Kingdom corporate non-bank bonds
         (cost US$228,319) ......................................                           277,308
                                                                                       ------------
         Total United Kingdom long-term investments
         (cost US$27,156,252) ...................................                        31,581,934
                                                                                       ------------
UNITED STATES--9.7%
Corporate Non-Banks--0.7%
(pound)
         American Standard Inc.,
  221    8.25%, 6/01/09 .........................................  Ba2          BBB-        420,324
         Constellation Brands Inc.,
  200    8.50%, 11/15/09 ........................................  Ba2          BB          381,271
                                                                                       ------------
         Total United States corporate non-banks
         (cost US$731,828) ......................................                           801,595
                                                                                       ------------
Yankee Bonds--9.0%
Australia--0.1%
Corporate Non-Banks--0.1%
US$
         Cable & Wireless Optus Finance,
  100    8.00%, 6/22/10 .........................................  A2           A+          115,663
                                                                                       ------------
Brazil--1.5%
Government--1.5%
         Federal Republic of Brazil
  400    10.00%, 8/07/11 ........................................  B2           B+          388,000
1,500    11.00%, 8/17/40 ........................................  B2           B+        1,395,000
                                                                                       ------------
                                                                                          1,783,000
                                                                                       ------------
Mexico--0.9%
Government--0.9%
         United Mexican States,
1,000    8.30%, 8/15/31 .........................................  Baa2         BBB-      1,073,000
                                                                                       ------------


                                            Aberdeen Global Income Fund, Inc. 21

As of April 30, 2004 (unaudited)

Principal
Amount
Local
Currency (a)                                                     Moody's        S&P        Value
(000)                     Description                            Rating        Rating      (US$)
---------------------------------------------------------------------------------------------------
UNITED STATES (concluded)
Yankee Bonds (concluded)
US$
Netherlands--1.8%
Banking and Finance--1.8%
         Kazkommerts INTL BV,
1,000    10.125%, 5/08/07 .......................................  Baa2         BB-    $  1,070,000
         Turanalem Finance BV,
1,000    10.00%, 5/29/07 ........................................  Baa3         BB-       1,065,000
                                                                                       ------------
                                                                                          2,135,000
                                                                                       ------------
Philippines--1.5%
Government--0.0%
         Republic of Philippines,
   50    9.375%, 1/18/17 ........................................  Ba2          BB           52,273
                                                                                       ------------
Utilities--1.5%
         Philippine Long Distance Telephone Company
1,400    11.375%, 5/15/12 .......................................  Ba2          BB        1,714,229
                                                                                       ------------
                                                                                          1,766,502
                                                                                       ------------
Russia--1.2%
Utilities--1.2%
         Tyumen Oil,
1,250    11.00%, 11/06/07 .......................................  Ba3          BB-       1,403,125
                                                                                       ------------
Ukraine--0.9%
Government--0.9%
         City of Kiev,
1,000    8.75%, 8/08/08 .........................................  B2           B         1,047,500
                                                                                       ------------
Uruguay--1.1%
Government--1.1%
         Republic of Uruguay,
1,600    7.50%, 3/15/15 .........................................  B3           B-        1,232,000
                                                                                       ------------
Total United States yankee bonds
(cost US$9,463,677) .............................................                        10,555,790
                                                                                       ------------
Total United States long-term investments
(cost US$10,195,505) ............................................                        11,357,385
                                                                                       ------------
Total long-term investments
(cost US$105,740,273) ...........................................                       122,356,417
                                                                                       ------------


22 Aberdeen Global Income Fund, Inc.

Portfolio of Investments (concluded)

As of April 30, 2004 (unaudited)

Principal
Amount
Local
Currency (a)                                                     Moody's        S&P        Value
(000)                     Description                            Rating        Rating      (US$)
---------------------------------------------------------------------------------------------------
SHORT--TERM INVESTMENTS--12.8%
Canada--1.0%
C$
         State Street Bank and Trust Company Time Deposit,
1,634    1.75%, 5/05/04 (USA)
         (cost US$1,207,597) ....................................  NR           NR     $  1,188,147
                                                                                       ------------
New Zealand--0.4%
NZ$
         State Street Bank and Trust Company Fixed Deposit
         4.25%, 5/05/04 (USA)
  638    (cost US$400,983) ......................................  NR           NR          399,069
                                                                                       ------------
United Kingdom--7.5%
(pound)
         State Street Bank and Trust Company Fixed Deposit
         3.75%, 5/05/04 (USA)
4,970    (cost US$8,820,251) ....................................  NR           NR        8,813,557
                                                                                       ------------
United States--3.9%
US$
         Repurchase Agreement, State Street Bank and Trust
4,561    Company, 0.82% dated 4/30/04, due 05/03/04 in the
         amount of $4,561,312 (collateralized by $3,750,000 U.S.
         Treasury Bonds, 7.25% due 8/15/22; value $4,662,660)
         (cost US$4,561,000) ....................................  NR           NR        4,561,000
                                                                                       ------------
Total short-term investments
(cost US$14,989,831) ............................................                        14,961,773
                                                                                       ------------
---------------------------------------------------------------------------------------------------
Total Investments--117.3% (cost US$120,730,104)                                         137,318,190
Other assets in excess of liabilities--8.3%                                               9,704,262
Liquidation value of preferred stock--(25.6%)                                           (30,000,000)
---------------------------------------------------------------------------------------------------
Net Assets Applicable to Common Shareholders--100.0%                                   $117,022,452
---------------------------------------------------------------------------------------------------

NR--Not rated by Moody's or Standard & Poors.

(a) Portfolio securities are categorized according to their currency exposure. Where the country of issuer differs from the currency exposure, the country of issuer is denoted parenthetically.

      A$--Australian dollar
      C$--Canadian dollar
      EUR--Euro
      NZ$--New Zealand dollar
      PHP--Philippine peso
      THB--Thailand baht
      (pound)--British pound
      US$--United States dollar

(b) Coupon changes periodically upon a predetermined schedule. Stated interest rate in effect at April 30, 2004.

(c) Value of security is linked to the value of Government of Korea 5.77%, 10/09/07 and the movement of the South Korean Won.

See notes to financial statements.


                                            Aberdeen Global Income Fund, Inc. 23

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets
Investments, at value (cost $120,730,104) .......................    $ 137,318,190
Foreign currency, at value (cost $7,523,306) ....................        7,197,417
Cash ............................................................           50,438
Interest receivable .............................................        3,105,027
Net unrealized appreciation on interest rate swaps ..............          197,849
Prepaid expenses ................................................           78,329
                                                                     -------------
  Total assets ..................................................      147,947,250
                                                                     -------------
Liabilities

Dividends payable to common shareholders ........................          556,767
Investment management fee payable ...............................           94,371
Administration fee payable ......................................           29,037
Accrued expenses and other liabilities ..........................          244,623
                                                                     -------------
  Total liabilities .............................................          924,798
                                                                     -------------
Preferred stock

$.001 par value per share and $25,000 liquidation value per share       30,000,000
                                                                     -------------
Net Assets Applicable to Common Shareholders ....................    $ 117,022,452
                                                                     =============
Composition of Net Assets Applicable to Common Shareholders

Common Stock (par value $.001 per share) ........................    $       9,279
Paid-in capital in excess of par ................................      113,957,935
Accumulated net investment loss .................................       (3,171,821)
Accumulated net realized losses on investments transactions .....       (2,946,847)
Net unrealized appreciation on investments ......................        2,854,458
Accumulated net realized foreign exchange losses ................       (7,224,814)
Net unrealized foreign exchange gains ...........................       13,544,262
                                                                     -------------
Net Assets Applicable to Common Shareholders ....................    $ 117,022,452
                                                                     =============
Net asset value per common share based on (9,279,447 shares
  issued and outstanding) .......................................    $       12.61
                                                                     =============

See notes to financial statements.


24 Aberdeen Global Income Fund, Inc.

Statement of Operations

For the Six Months Ended April 30, 2004 (unaudited)

Net Investment Income
Income
  Interest and discount earned (net of foreign withholding taxes of $56,436)     $ 4,361,328
                                                                                 -----------
Expenses
  Investment management fee .................................................        495,899
  Administration fee ........................................................        152,584
  Legal fees and expenses ...................................................        105,847
  Reports to shareholders and proxy solicitation ............................         91,757
  Directors' fees and expenses ..............................................         84,295
  Independent auditors' fees and expenses ...................................         57,387
  Insurance expense .........................................................         47,197
  Auction agent's fees and expenses .........................................         36,280
  Investor relations fees and expenses ......................................         36,107
  Custodian's fees and expenses .............................................         28,823
  Registration fees .........................................................         12,442
  Transfer agent's fees and expenses ........................................          8,550
  Miscellaneous .............................................................         15,834
                                                                                 -----------
     Total operating expenses ...............................................      1,173,002
                                                                                 -----------
Net investment income .......................................................      3,188,326
                                                                                 -----------
Realized and Unrealized Gains (Losses) on Investments, swaps and
  Foreign Currencies

  Net realized gain on investment transactions ..............................        198,354
  Net realized loss on interest rate swaps ..................................       (207,219)
  Net realized foreign exchange gains .......................................      2,237,441
                                                                                 -----------
                                                                                   2,228,576
                                                                                 -----------
  Net change in unrealized appreciation/depreciation of investments and swaps         54,199
  Net change in unrealized foreign exchange gains/losses ....................       (256,341)
                                                                                 -----------
                                                                                    (202,142)
                                                                                 -----------
Net gain on investments and foreign currencies ..............................      2,026,434
                                                                                 -----------
Net increase in Net Assets from Operations ..................................      5,214,760
                                                                                 -----------
Dividends to Preferred Shareholders from
  Net Investment Income .....................................................       (181,140)
                                                                                 -----------
Net Increase in Net Assets Applicable to Common Shareholders
  Resulting from Operations .................................................    $ 5,033,620
                                                                                 ===========

See notes to financial statements.


                                            Aberdeen Global Income Fund, Inc. 25

Statement of Cash Flows

For the Six Months Ended April 30, 2004 (unaudited)

Increase (Decrease) in Cash (Including Foreign Currency)
Cash flows provided from (used for) operating activities
  Interest received (excluding discount and premium amortization
  of ($446,942)) .................................................    $  4,604,637
  Operating expenses paid ........................................      (1,077,547)
  Proceeds from the sale of short-term portfolio investments, net          198,055
  Purchases of long-term portfolio investments ...................      (9,317,970)
  Proceeds from sales of long-term portfolio investments .........      14,785,459
  Realized loss on interest rate swap transactions ...............        (209,219)
                                                                      ------------
     Net cash provided from operating activities .................       8,983,415
                                                                      ------------
Cash flows used for financing activities
  Dividends paid to common shareholders ..........................      (3,193,375)
  Dividends paid to preferred shareholders .......................        (181,140)
                                                                      ------------
     Net cash used for financing activities ......................      (3,374,515)
                                                                      ------------
Effect of exchange rate on cash ..................................         181,845
                                                                      ------------
Net increase in cash .............................................       5,790,745
  Cash at beginning of period ....................................       1,457,110
                                                                      ------------
  Cash at end of period ..........................................    $  7,247,855
                                                                      ============
Reconciliation of Net Increase in Net Assets from Operations to
  Net Cash (Including Foreign Currency) Provided from
  Operating Activities

Net increase in net assets resulting from operations .............    $  5,214,760
                                                                      ------------
  Increase in investments ........................................       7,780,292
  Net realized gains on investments ..............................        (198,354)
  Net realized losses on swap transactions .......................         207,219
  Net realized foreign exchange gains ............................      (2,237,441)
  Net change in unrealized appreciation/depreciation
     on investments and swaps ....................................         (54,199)
  Net change in unrealized foreign exchange gains/losses .........         256,341
  Increase in interest receivable ................................        (203,633)
  Decrease in payable for investments purchased ..................      (1,877,025)
  Increase in accrued expenses and other liabilities .............          95,455
                                                                      ------------
  Total adjustments ..............................................       3,768,655
                                                                      ------------
Net cash provided from (used for) operating activities ...........    $  8,983,415
                                                                      ============

See notes to financial statements.


26 Aberdeen Global Income Fund, Inc.

Statements of Changes in Net Assets

Applicable to Common Shareholders

                                                                    For the Six
                                                                   Months Ended     For the Year
                                                                  April 30, 2004        Ended
                                                                    (unaudited)     Oct. 31, 2003
-------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets Applicable to
  Common Shareholders

Operations
  Net investment income ......................................    $   3,188,326     $   5,262,837
  Net realized gains (losses) on investment transactions
     and swaps ...............................................           (8,865)          719,622
  Net realized foreign exchange gains (losses) ...............        2,237,441         4,394,188
  Net change in unrealized appreciation/depreciation
     of investments ..........................................           54,199          (453,680)
  Net change in unrealized foreign exchange gains/losses .....         (256,341)       15,386,693
                                                                  -------------     -------------
  Net Increase in Net Assets from Operations .................        5,214,760        25,309,660
                                                                  -------------     -------------
Dividends to preferred shareholders from net
  investment income ..........................................         (181,140)         (435,504)
                                                                  -------------     -------------
Net Increase in Net Assets Applicable to
  Common Shareholders Resulting from Operations ..............        5,033,620        24,874,156
                                                                  -------------     -------------
Dividends and distributions to common shareholders from
  Net investment income ......................................       (3,339,252)       (4,034,277)
  Tax return of capital ......................................               --        (2,637,483)
                                                                  -------------     -------------
Net decrease in net assets applicable to common shareholders
  resulting from dividends and distributions .................       (3,339,252)       (6,671,760)
                                                                  -------------     -------------
Common Stock Transactions
Reinvestment of dividends resulting in the issuance of
  2,459 shares of common stock ...............................          145,230            29,950
                                                                  -------------     -------------
Total increase in net assets applicable to common shareholders        1,839,598        18,232,346
Net Assets Applicable to Common Shareholders
Beginning of period ..........................................      115,182,854        96,950,508
                                                                  -------------     -------------
End of period (including accumulated investment loss of
  ($3,171,821) and ($2,839,755), respectively) ...............    $ 117,022,452     $ 115,182,854
                                                                  =============     =============

See notes to financial statements.


                                            Aberdeen Global Income Fund, Inc. 27

Financial Highlights

                                                                          For the Six        For the Year Ended
                                                                         Months Ended            October 31,
                                                                        April 30, 2004   ----------------------------
                                                                          (unaudited)       2003            2002(1)
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value per common share, beginning of period ..............    $     12.43      $     10.46      $      9.99
                                                                        -----------      -----------      -----------
Net investment income ..............................................           0.34             0.57             0.52
Net realized and unrealized gains (losses) on investments, swaps and
  foreign currencies ...............................................           0.22             2.17             0.76
Dividends to preferred shareholders:
  From net investment income .......................................          (0.02)           (0.05)           (0.07)
  From net realized gains on investment transactions ...............             --               --               --
                                                                        -----------      -----------      -----------
  Total from investment operations applicable to
    common shareholders ............................................           0.54             2.69             1.21
                                                                        -----------      -----------      -----------
Dividends and distributions to common shareholders:
  From net investment income .......................................          (0.36)           (0.44)           (0.04)
  Tax return of capital ............................................             --            (0.28)           (0.70)
  From net realized gains on investment transactions ...............             --               --               --
                                                                        -----------      -----------      -----------
Total dividends and distributions ..................................          (0.36)           (0.72)           (0.74)
                                                                        -----------      -----------      -----------
Net asset value per common share, end of period ....................    $     12.61      $     12.43      $     10.46
                                                                        ===========      ===========      ===========
Market value, end of period ........................................    $     11.93      $     13.62      $      9.35
                                                                        ===========      ===========      ===========
Number of shares of common stock outstanding (000 omitted) .........          9,279            9,268            9,266

Total investment return based on:(2)

  Market value .....................................................          (9.97%)          55.30%           12.45%
  Net asset value ..................................................           4.27%           26.70%           13.30%

Ratio to Average Net Assets Applicable to
Common Shareholders(3)/Supplementary Data:

Net assets applicable to common shareholders, end of period
  (000 omitted) ....................................................    $   117,022      $   115,183      $    96,951
Average net assets applicable to common shareholders
  (000 omitted) ....................................................        122,584          107,415           92,148
Operating expenses .................................................           1.91%            2.30%            2.17%
Net investment income(3) ...........................................           4.91%            4.49%            4.57%
Portfolio turnover .................................................              6%              31%              39%
Senior securities (preferred stock) outstanding (000 omitted) ......    $    30,000      $    30,000      $    30,000
Asset coverage on preferred stock at period end ....................            490%             484%             423%
---------------------------------------------------------------------------------------------------------------------

(1) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.10, decrease net realized and unrealized loss on investments and foreign exchange losses by $0.10 and decrease the ratio of net investment income to average net asset from 5.54% to 4.57% based on common shareholders. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(3) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders. Ratio of net investment income before preferred stock dividends to average net assets of common shareholders is 5.20%, 4.90%, 5.22%, 6.98%, 7.12%, and 6.76%, respectively.

See notes to financial statements.


28 Aberdeen Global Income Fund, Inc.

Financial Highlights (concluded)

                                                                                     For the Year Ended
                                                                                         October 31,
                                                                        ----------------------------------------------
                                                                             2001           2000               1999
----------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value per common share, beginning of period ..............    $      10.20    $      12.14      $      13.07
                                                                        ------------    ------------      ------------
Net investment income ..............................................            0.71            0.81              0.87
Net realized and unrealized gains (losses) on investments, swaps and
  foreign currencies ...............................................            0.07           (1.68)            (0.70)
Dividends to preferred shareholders:
  From net investment income .......................................           (0.15)          (0.16)            (0.11)
  From net realized gains on investment transactions ...............              --           (0.04)            (0.04)
                                                                        ------------    ------------      ------------
  Total from investment operations applicable to
  common shareholders ..............................................            0.63           (1.07)             0.02
                                                                        ------------    ------------      ------------
Dividends and distributions to common shareholders:
  From net investment income .......................................           (0.34)          (0.71)            (0.62)
  Tax return of capital ............................................           (0.50)             --                --
  From net realized gains on investment transactions ...............              --           (0.16)            (0.33)
                                                                        ------------    ------------      ------------
Total dividends and distributions ..................................           (0.84)          (0.87)            (0.95)
                                                                        ------------    ------------      ------------
Net asset value per common share, end of period ....................    $       9.99    $      10.20      $      12.14
                                                                        ============    ============      ============
Market value, end of period ........................................    $       9.00    $      8.875      $     10.375
                                                                        ============    ============      ============
Number of shares of common stock outstanding (000 omitted) .........           9,266           9,266             9,266

Total investment return based on:(2)
  Market value .....................................................           11.20%          (6.11)%            4.89%
  Net asset value ..................................................            7.40%          (7.78)%            1.53%

Ratio to Average Net Assets Applicable to
Common Shareholders(3)/Supplementary Data:

Net assets applicable to common shareholders, end of period
  (000 omitted) ....................................................    $     92,539    $     94,494      $    112,504
Average net assets applicable to common shareholders
  (000 omitted) ....................................................          93,987         105,657           119,257
Operating expenses .................................................            2.11%           2.02%             1.95%
Net investment income(3) ...........................................            5.46%           5.39%             5.53%
Portfolio turnover .................................................              17%             29%               40%
Senior securities (preferred stock) outstanding (000 omitted) ......    $     30,000    $     30,000      $     30,000
Asset coverage on preferred stock at period end ....................             408%             15%              475%
----------------------------------------------------------------------------------------------------------------------

(1) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.10, decrease net realized and unrealized loss on investments and foreign exchange losses by $0.10 and decrease the ratio of net investment income to average net asset from 5.54% to 4.57% based on common shareholders. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(3) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders. Ratio of net investment income before preferred stock dividends to average net assets of common shareholders is 5.20%, 4.90%, 5.22%, 6.98%, 7.12%, and 6.76%, respectively.


                                            Aberdeen Global Income Fund, Inc. 29

Notes to Financial Statements (unaudited)

Note 1. Investment Objectives

Aberdeen Global Income Fund, Inc. (the "Fund") was incorporated in Maryland on June 28, 1991, as a closed-end, non-diversified investment company.

The Fund's principal investment objective is to provide high current income by investing primarily in fixed-income securities denominated in the Commonwealth Currencies. As a secondary investment objective, the Fund seeks capital appreciation, but only when consistent with its principal investment objective. The Fund will seek to achieve its investment objective through investment in fixed-income securities denominated in the Commonwealth Currencies and in Global Debt Securities. In order to comply with a rule adopted by the Securities and Exchange Commission under the Investment Company Act of 1940 regarding fund names, the Board of Directors has adopted an investment policy that, for as long as the name of the Fund remains Aberdeen Global Income Fund, Inc., it shall be the policy of the Fund normally to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, in debt securities. This 80% investment policy is a non-fundamental policy of the Fund and may be changed by the Board of Directors upon 60 days prior written notice to shareholders. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, country or region.

Note 2. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Basis of Presentation: The financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States of America using the United States dollar as both the functional and reporting currency. However, the Commonwealth Currencies (excluding New Zealand) are the functional currencies for Federal tax purposes (see Taxes below).


30 Aberdeen Global Income Fund, Inc.

Foreign Currency Translation: Foreign currency amounts are translated into United States dollars on the following basis:

(i) market value of investment securities, other assets and liabilities -- at the closing rates of exchange as reported by a major bank;

(ii) purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at fiscal year end. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year.

Net realized foreign exchange losses includes realized foreign exchange gains and losses from sales and maturities of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gains include changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. Accumulated realized and unrealized foreign exchange gains (losses) shown in the composition of net assets represent foreign exchange gains (losses) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The exchange rates of the Commonwealth Currencies utilized by the Fund at April 30,


                                            Aberdeen Global Income Fund, Inc. 31

2004 were US$0.72 to A$1.00, US$0.73 to C$1.00, US$0.63 to NZ$1.00, US$1.77 to
(pound)1.00.

Security Valuation: The Fund's Board of Directors has adopted Pricing and Valuation Procedures (the "Procedures") to be used in determining the value of the assets held by the Fund. In accordance with the Procedures, investments are stated at value. Investments for which market quotations are readily available are valued at the last trade price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the quoted bid price or the mean between the quoted bid and asked price on the date of determination as obtained from a pricing source.

Securities purchased with a maturity of less than 60 days are valued at amortized cost. Securities purchased with a maturity of greater than 60 days are valued at current market quotations until the 60th day prior to maturity. At that time, the value of the security on the 61st day prior to maturity is amortized on a straight-line basis to value the security for the remaining 60 days. Securities for which market quotations are not readily available are valued at fair value in good faith using methods set forth in the Procedures.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian/counterparty segregates the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities


32 Aberdeen Global Income Fund, Inc.

purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are accrued on a daily basis.

Derivative Financial Instruments: The Fund is authorized to use derivatives to manage both currency and interest rate risk for global debt securities. With respect to investments denominated in Commonwealth currencies, derivatives can only be used to manage interest rate risk. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract.

Interest Rate Swap: The Fund may engage in certain swap transactions, in order to obtain a desired return at a lower cost than if the Fund invested directly in the asset that yielded the desired return or to hedge the Fund's AMPS. An interest rate swap is an agreement between two parties, which involves exchanging a floating rate and fixed rate interest payments for a specified period of time. Interest rate swaps involve the accrual and exchange of interest payments between the parties. These payments are recorded as realized gain/(loss).

During the term of the swap, changes in the value of the swap are recognized as unrealized gains and losses by "marking-to-market" to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund is exposed to credit risk in the event of non-performance by the other party to the interest rate swap. However, the Fund does not anticipate non-performance by any counterparty.

Periodic payments made or accrued under interest rate swap agreements were previously included within interest income but, as a result of a recent FASB Emerging Issues Task Force consensus and subsequent related SEC staff guidance, are now shown as a component of either realized gain/(loss) or unrealized appreciation/(depreciation) in the Statement of Operations. Prior years' net investment income and realized and unrealized gain/loss in Statement of Changes and net investment income and realized gain/loss per share numbers in the Financial


                                            Aberdeen Global Income Fund, Inc. 33

Highlights have not been impacted by the change as the amounts were not material.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The foreign currency contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. As of April 30, 2004, there were no open contracts.

Financial futures contracts: A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of April 30, 2004, there were no open futures contracts.

Options: When the fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium


34 Aberdeen Global Income Fund, Inc.

paid or received). As of April 30, 2004, there were no open option contracts.

Dividends and distributions: Dividends and distributions to common shareholders are recorded on the ex-dividend date. These are based upon net investment income and capital and currency gains determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to amortization of premium and discount and differing treatments for foreign currencies and loss deferrals. Dividends and distributions to preferred shareholders are accrued on record date and are determined as described in Note 7.

Taxes: For Federal income and excise tax purposes, substantially all of the Fund's transactions are accounted for using the functional currencies. Accordingly, only realized currency gains and losses resulting from the repatriation of any of the Commonwealth Currencies into U.S. dollars or another Commonwealth Currency and realized currency gains and losses on non-Commonwealth currencies are recognized for U.S. tax purposes.

No provision has been made for United States of America Federal income taxes because it is the Fund's policy to meet the requirements of the United States of America Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Under the applicable foreign tax law, a withholding tax may be imposed on interest and discounts earned at various rates.

Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income and net realized gains on investment and currency transactions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statements of Changes in Net Assets Applicable to Common Shareholders and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash includes domestic and foreign currency.

Use of Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and


                                            Aberdeen Global Income Fund, Inc. 35
assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 3. Agreements

The Fund has agreements with Aberdeen Asset Management Asia Limited (the "Investment Manager"), Aberdeen Asset Management Limited (the "Investment Adviser"), and Princeton Administrators, L.P. (the "Administrator"). The Investment Manager and the Investment Adviser are direct or indirect wholly-owned subsidiaries of Aberdeen Asset Management Plc. The Investment Manager has entered into an agreement with CIBC World Markets, Inc. (the "Consultant").

The Investment Manager makes investment decisions on behalf of the Fund on the basis of recommendations and information furnished to it by the Investment Adviser and the Consultant, including the selection of and the placement of orders with brokers and dealers to execute portfolio transactions on behalf of the Fund.

The management agreement provides the Investment Manager with a fee, computed weekly and payable monthly, at the following annual rates: 0.65% of the Fund's average weekly total net assets of both common and preferred shareholders up to $200 million, 0.60% of such assets between $200 million and $500 million and 0.55% of such assets in excess of $500 million. The administration agreement provides the Administrator with a fee computed and payable monthly at the annual rate of 0.20% of the Fund's average weekly total net assets of both common and preferred shareholders, subject to a minimum annual payment of $150,000 ($12,500 per month). The


36 Aberdeen Global Income Fund, Inc.

Investment Manager pays fees to the Investment Adviser and the Consultant for their services rendered.

The Investment Manager informed the Fund that it paid $190,731 to the Investment Adviser and approximately $2,180 to the Consultant during the six months ended April 30, 2004.

Under terms of an Investor Relations Services Agreement, Aberdeen Asset Management Inc. ("Aberdeen"), an affiliate of the Fund's Investment Manager and Investment Adviser, serves as the Fund's investor relations services provider. This agreement provides Aberdeen with a monthly retainer of $4,000 plus out-of-pocket expenses. During the six months ended April 30, 2004, the Fund incurred fees of $33,427 for the services of Aberdeen. Investor relations fees and expenses in the Statement of Operations include certain out-of-pocket expenses.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2004 aggregated $7,440,945 and $14,785,459, respectively.

As previously reported to shareholders, the Fund entered into an interest rate swap agreement, based on an aggregate notional amount of $24,000,000, which represents 80% of the total AMPS outstanding. Under the terms of the agreement, the Fund receives a floating rate of interest (one month USD-LIBOR BBA rate) and pays fixed rates of interest for the terms and based upon the notional amounts set forth below:

                  Termination           Notional        Fixed        Unrealized
Counterparty         Date             Amount (000)      Rate        Appreciation
--------------------------------------------------------------------------------
UBS AG          October 31, 2005         4,800         2.1025%        $  8,050
UBS AG          October 31, 2006         4,800         2.6900%          28,872
UBS AG          October 31, 2007         7,200         3.1600%          70,553
UBS AG          October 31, 2008         7,200         3.5400%          90,374
                                                                      --------
                                                                      $197,849
                                                                      ========


                                            Aberdeen Global Income Fund, Inc. 37

Note 5. Tax Information

The United States of America federal income tax basis of the Fund's investments at April 30, 2004 was $123,468,204 and accordingly, net unrealized appreciation for United States federal income tax purposes was $13,849,986 (gross unrealized appreciation -- $14,495,737, gross unrealized depreciation -- $645,751).

Note 6. Common Stock

There were 300 million shares of $.001 par value common stock authorized and 9,279,447 shares outstanding at April 30, 2004.

On March 1, 2001, the Board of Directors approved a stock repurchase program. The stock repurchase program allows the Fund to repurchase up to 10% of its common stock in the open market during any 12-month period, if and when the discount to net asset value is at least 10%. Through April 30, 2004, there have been no share repurchases through this program.

Note 7. Preferred Stock

There are 100 million shares of $.001 par value of Auction Market Preferred Stock ("Preferred Stock") authorized. The preferred shares have rights as determined by the Board of Directors. The 1,200 shares of Preferred Stock outstanding consist of one series, W-7. The Preferred Stock has a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared.

Dividends on the Preferred Stock are cumulative at a rate typically reset every twenty-eight days based on the results of an auction. Dividend rates ranged from 1.15% to 2.00% during the six months ended April 30, 2004. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other


38 Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (unaudited) (concluded)

distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%.

The Preferred Stock is redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Stock is also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Charter are not satisfied.

The holders of Preferred Stock have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. However, holders of Preferred Stock are also entitled to elect two of the Fund's directors.

Note 8. Subsequent Distributions

Subsequent to April 30, 2004, the Board of Directors of the Fund declared distributions of $ 0.06 per common share payable on June 11, 2004 and July 16, 2004 to common shareholders of record on May 28, 2004 and June 30, 2004, respectively.

Subsequent to April 30, 2004, dividends and distributions declared and paid on preferred shares totaled approximately $57,540 for the outstanding preferred share series through June 10, 2004.


                                            Aberdeen Global Income Fund, Inc. 39

Supplemental Proxy Information (unaudited)

The Annual Meeting of Shareholders of Aberdeen Global Income Fund, Inc. was held on April 20, 2004 at the Hilton Newark Gateway, Raymond Boulevard, Newark, New Jersey. The description of each proposal and number of shares voted at the meeting are as follows:

-------------------------------------------------------------------------------------------
                                                                                    Votes
                                                                  Votes For        Withheld
-------------------------------------------------------------------------------------------
1. Election of three directors to serve as Class III
   directors for a three-year term expiring in 2007:
                                  Martin J. Gilbert               8,419,286        114,721
                                  Neville J. Miles                8,423,706        110,301
                                  Warren C. Smith                 8,425,483        108,524
-------------------------------------------------------------------------------------------
                                                                                    Votes
                                                                  Votes For        Withheld
-------------------------------------------------------------------------------------------
2. Election of two directors to represent the interests
   of the holders of the preferred stock for the ensuing year:
                                  Dr. Anton E. Schrafl                  640              0
                                  John T. Sheehy                        640              0

Directors whose term of office continued beyond this meeting are as follows:
David L. Elsum, William J. Potter, Peter D. Sacks, and E. Duff Scott.


40 Aberdeen Global Income Fund, Inc.

Directors

Martin J. Gilbert, Chairman
David L. Elsum
Neville J. Miles
William J. Potter
Peter D. Sacks
Anton E. Schrafl
E. Duff Scott
John T. Sheehy
Warren C. Smith

Officers

Martin J. Gilbert, President
Alison Briggs, Vice President
Christian Pittard, Treasurer and
  Assistant Secretary
Roy M. Randall, Secretary
Beverley Hendry, Assistant Treasurer
Timothy Sullivan, Assistant Treasurer
Andy Williams, Assistant Treasurer
Sander M. Bieber, Assistant Secretary

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

The accompanying Financial Statements as of April 30, 2004 were not audited and accordingly, no opinion is expressed thereon.


                                            Aberdeen Global Income Fund, Inc. 41

Corporate Information

Investment Manager        Aberdeen Asset Management Asia Limited
                          21 Church Street, #01-01 Capital Square Two
                          Singapore 049480

Investment Adviser        Aberdeen Asset Management Limited
                          Level 6, 201 Kent Street
                          Sydney, NSW 2000, Australia

Consultant                CIBC World Markets, Inc.
                          BCE Place, Canada Trust Tower, P.O. Box 500
                          Toronto, Ontario, M5J 2S8 Canada

Administrator             Princeton Administrators, L.P.
                          P.O. Box 9095
                          Princeton, New Jersey 08543-9095

Custodian                 State Street Bank and Trust Company
                          1 Heritage Drive
                          North Quincy, Massachusetts 02171

Transfer Agent            Through July 25, 2004:
                          EquiServe Trust Company N.A., P.O. Box 43011
                          Providence, RI 02940-3011
                          1-800-451-6788

                          Effective July 26, 2004:
                          The Bank of New York
                          Shareholder Relation Department, P.O. Box 11258 Church Street Station
                          New York, New York 10286
                          1-800-432-8224

Auction Agent             Deutsche Bank Trust Company Americas
                          280 Park Avenue, 9th Floor
                          New York, New York 10018

Independent Registered    PricewaterhouseCoopers LLP
Public Accounting Firm    1177 Avenue of the Americas
                          New York, New York 10036

Legal Counsel             Dechert LLP
                          1775 I Street, N.W.
                          Washington, DC 20006

                          The Seidler Law Firm
                          Level 12, The Chifley Tower
                          2 Chifley Square
                          Sydney, NSW 2000, Australia

Investor Relations        Aberdeen Asset Management Inc.
                          45 Broadway, 21st Floor
                          New York, New York 10006
                          1-800-522-5465
                          InvestorRelations@aberdeen-asset.com

                                     [LOGO]
                                    Aberdeen
                                 ASSET MANAGERS

  The common shares of Aberdeen Global Income Fund, Inc. are traded on the New York Stock Exchange under the symbol "FCO." Information about the Fund's net asset value and market price is published weekly in Barron's and in the Monday edition of The Wall Street Journal.

 This report, including the financial information herein, is transmitted to the shareholders of Aberdeen Global Income Fund, Inc. for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future returns.

Item 2 - Code of Ethics

         Not required in this filing

Item 3 - Audit Committee Financial Expert

         Not required in this filing

Item 4 - Principal Accountant Fees and Services

         Not required in this filing

Item 5 - Audit Committee of Listed Registrants

         Not required in this filing

Item 6 - Schedule of Investments

         Included as part of the report to shareholders filed under item 1 of this Form N-CSR

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not required in this filing

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers


                      REGISTRANT PURCHASES OF EQUITY SECURITIES
         -----------------------------------------------------------------------
         Period       (a)        (b)         (c)                  (d)
                      Total      Average     Total Number of      Maximum Number
                      Number of  Price Paid  Shares Purchased as  of Shares That
                      Shares     per Share   Part of Publicly     May Yet Be
                      Purchased              Announced Plans      Purchased
                                             or Programs (1)      Under the
                                                                  Plans or
                                                                  Programs (1)
         -----------------------------------------------------------------------
         November 1,      0          0             0                 926,868
         through,
         November 30,
         2003
         -----------------------------------------------------------------------
         December 1       0          0             0                 926,868
         through
         December 31,
         2003
         -----------------------------------------------------------------------
         January 1        0          0             0                 926,868
         through
         January 31,
         2004
         -----------------------------------------------------------------------
         February 1       0          0             0                 926,868
         through
         February 29,
         2004
         -----------------------------------------------------------------------
         March 1          0          0             0                 926,868
         through
         March 31,
         2004
         -----------------------------------------------------------------------
         April 1          0          0             0                 926,868
         through
         April 30,
         2004
         -----------------------------------------------------------------------
           Total          0          0             0                 926,868
         -----------------------------------------------------------------------

         (1) The Fund's stock repurchase program was announced on March 19, 2001 and allows the Fund to repurchase up to 10% of its outstanding common stock in the open market during any 12 month period if and when the discount to net asset value is at least 10%.

Item 9 - Submission of Matters to a Vote of Security Holders

         Not applicable

Item 10 - Controls and Procedures

      (a) It is the conclusion of the Registrant's principal executive officer and principal financial officer that the effectiveness of the Registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

      (b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11 - Exhibits

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Attached hereto

      (b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Attached hereto

      SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Aberdeen Global Income Fund, Inc.


      By: /s/ Martin Gilbert
          ---------------------
          Martin Gilbert,
          President of
          Aberdeen Global Income Fund, Inc.

      Date: July 1, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By: /s/ Martin Gilbert
          ---------------------
          Martin Gilbert,
          President of
          Aberdeen Global Income Fund, Inc.

      Date: July 1, 2004


      By: /s/ Christian Pittard
          ---------------------
          Christian Pittard,
          Treasurer of
          Aberdeen Global Income Fund, Inc.

      Date: July 1, 2004